Cohen & Steers Global Realty Shares, Inc.

280 Park Avenue, 10th floor

New York, New York 10017

December 12, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Attention: John Grzeskiewicz, Senior Counsel

Re:         Cohen & Steers Global Realty Shares, Inc. (Registration Nos. 333-21993 and 811-08059)

Dear Ladies and Gentlemen:

On behalf of Cohen & Steers Global Realty Shares, Inc. (“CSS”), transmitted herewith via EDGAR is CSS’s Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Combined Prospectus/Proxy Statement, which reflects a proposal to the stockholders of Cohen & Steers Institutional Global Realty Shares, Inc. (“IGRS” and together with CSS, the “Funds” and each, a “Fund”) to consider and vote upon a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the transfer of all of the assets of IGRS to CSS in exchange for Class I shares of common stock of CSS (the “Reorganization”), the assumption by CSS of all of the liabilities of IGRS, and the distribution of such CSS Class I shares to the stockholders of IGRS in complete liquidation of IGRS. If the Reorganization is approved, each full and fractional share of common stock of IGRS will be exchanged for an equivalent dollar amount (to the nearest $0.001) of full and fractional Class I shares of common stock of CSS, based on the net asset value per share of each Fund calculated at 4:00 p.m., Eastern time on the business day prior to the closing date, and each IGRS stockholder will become a stockholder of CSS and will receive a number of Class I shares of common stock of CSS having an aggregate net asset value equal to the aggregate net asset value of such stockholder’s shares of common stock of IGRS as of the close of business on the closing date.

The stockholders of IGRS will vote on the Reorganization. If IGRS stockholders approve the Reorganization, they would become stockholders of CSS. If IGRS stockholders do not approve the Reorganization, IGRS will continue as separate investment company. Each Fund is an open-end investment company advised by Cohen & Steers Capital Management, Inc.

If IGRS stockholders approve the Reorganization, the Reorganization is expected to occur on or about March 15, 2018, but in any event no later than June 30, 2018. IGRS intends to mail the Combined Prospectus/Proxy Statement to stockholders of record in January 2018.

No registration fee is being paid at the time of filing because CSS has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on January 11, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please direct any comments and questions concerning the Registration Statement to me at 212-796-9347 (ddevivo@cohenandsteers.com).

Very truly yours,

/s/ Dana DeVivo
Dana DeVivo Phone: 212-796-9347 Fax: 212-822-1600 Email: ddevivo@cohenandsteers.com

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